INCOME TAXES - Components of deferred income tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income taxes
Deferred tax liability, net	$ (790.6)	$ (809.5)	$ (735.3)
Deferred tax expense (income)	(0.6)	84.2	20.8
Accounts payable, accrued charges, provisions and deferred revenue
Deferred income taxes
Deferred tax liability, net	11.0	9.3
Deferred tax expense (income)	(1.7)	2.0	(0.8)
Defined benefit plans
Deferred income taxes
Deferred tax liability, net	50.2	31.5
Deferred tax expense (income)	(2.5)	5.2	(1.1)
Contract assets
Deferred income taxes
Deferred tax liability, net	(81.1)	(58.3)
Deferred tax expense (income)	22.8	4.0	5.6
Property, plant and equipment
Deferred income taxes
Deferred tax liability, net	(459.9)	(475.4)
Deferred tax expense (income)	(15.7)	9.2	(17.7)
Goodwill, intangible assets and other assets
Deferred income taxes
Deferred tax liability, net	(303.9)	(305.7)
Deferred tax expense (income)	(4.4)	67.5	33.8
Long-term debt and derivative financial instruments
Deferred income taxes
Deferred tax liability, net	(15.2)	(19.5)
Deferred tax expense (income)	0.6	1.1	2.7
Other
Deferred income taxes
Deferred tax liability, net	8.3	8.6
Deferred tax expense (income)	$ 0.3	$ (4.8)	$ (1.7)